Summary of significant accounting policies - Additional information (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($) contractType	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)
Summary of significant accounting policies
Accumulated deficit		$ 1,190,495	$ 1,124,452	[1]
Current liabilities in excess of current assets		339,829
Net cash used in operating activities		94,391	59,980	[2]	$ 172,440	[2]
Secured new equity amount		$ 42,578
Financing receivable, term		6 months
Number of contract types | contractType		2
Advertising costs		$ 4,313	4,253		2,491
Employee social benefits expense		27,634	33,465		$ 33,968
Statutory surplus		$ 0	$ 0
Products
Summary of significant accounting policies
VAT rate		6.00%
Services
Summary of significant accounting policies
VAT rate		13.00%
Geely Investment | Subsequent events | Common Class A
Summary of significant accounting policies
Secured new equity amount	$ 45,600
Convertible notes	$ 40,000

[1]	Restated (refer to Note 2(c))
[2]	Restated (refer to Note 2(c))